DEBT AND CREDIT FACILITY - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jul. 06, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 04, 2015
Investment [Line Items]
Debt	$ 250,729,000		$ 236,358,000	$ 223,211,000
Equity component of convertible notes	68,347,000		68,347,000
Senior Convertible Unsecured Notes
Investment [Line Items]
Debt	$ 265,000,000
Debt instrument, interest rate, stated percentage	2.875%
Debt conversion, converted instrument, shares issued	50
Debt instrument, convertible, conversion price (in usd per share)	$ 20.00
Number of trading days sale price exceeds conversion price	20 days
Number of consecutive trading days	30 days
Debt instrument, convertible, threshold percentage of stock price trigger	130.00%
Debt instrument, redemption price, percentage	100.00%
Debt instrument, fair value disclosure	$ 178,358,000
Debt instrument, term	7 years
Fair value inputs, discount rate	8.50%
Equity component of convertible notes, gross	$ 77,723,000
Equity component of convertible notes	68,347,000
Revolving Credit Facility
Investment [Line Items]
Debt		$ 10,000,000
Notional amount					$ 75,000,000
Borrowing capacity, Accordion feature	$ 25,000,000
Line of credit facility, financial letters of credit, percentage	66.00%
Line of credit facility, undrawn fees, percentage	25.00%
Revolving Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Investment [Line Items]
Borrowings, adjustment to interest rate basis	2.25%
Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Investment [Line Items]
Borrowings, adjustment to interest rate basis	3.75%
Letter of Credit
Investment [Line Items]
Debt	$ 8,000,000		$ 7,700,000